Related party transactions - Additional Information (Detail)				1 Months Ended												12 Months Ended
	Jan. 01, 2017 EUR (€)	Nov. 17, 2015	Jun. 08, 2011 EUR (€)	Jun. 30, 2016	Apr. 30, 2015	Feb. 28, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2014 CHF (SFr)	Aug. 31, 2012 USD ($)	Jun. 30, 2011 USD ($)	Jun. 30, 2009 USD ($)	Jun. 30, 2009 CAD	May 31, 2009 USD ($)	Feb. 28, 2009 USD ($)	Aug. 31, 2002	Mar. 25, 2017 USD ($)	Mar. 25, 2017 EUR (€)	Mar. 26, 2016 USD ($)	Mar. 26, 2016 EUR (€)	Mar. 28, 2015 USD ($)	Mar. 28, 2015 EUR (€)	Mar. 29, 2014 USD ($)	Mar. 30, 2013 USD ($)	Feb. 28, 2015 CAD
Related Party Transaction [Line Items]
Agreement additional renewal term				1 year
Legal fees incurred						$ 60,000										$ 57,000		$ 38,000		$ 447,000				CAD 75,000
Percentage of purchase price on cost															45.00%
Purchase price of diamonds																		503,000		189,000
Related party expenses																178,000		201,000		241,000
Amount paid																67,000				136,000
Executive Chairman [Member]
Related Party Transaction [Line Items]
Amount paid																67,000
Annual compensation | €	€ 250,000
Montrovest BV [Member]
Related Party Transaction [Line Items]
Amount paid to related party			€ 140,000													$ 0	€ 0	116,000	€ 105,000	178,000	€ 140,000
Notice days for non renewal			60 days
Agreement additional renewal term					1 year
Irrevocable letter of credit						5,000,000
Agreement expiration date		Dec. 31, 2015
Cash received from related party													$ 3,000,000	$ 2,000,000
Annual interest rate										11.00%						16.00%	16.00%
Effective interest rate										12.20%						17.80%
Fee as a percentage of outstanding principal amount																7.00%	7.00%
Cash received from related party										$ 5,000,000
Transaction amount										75,000
Partial repayment of cash advance									$ 3,500,000
Advances payable to related party																$ 1,500,000		1,500,000
Montrovest BV [Member] | Minimum [Member] | Potential Transaction [Member]
Related Party Transaction [Line Items]
Net cash proceeds from an equity issuance										$ 5,000,000
Gestofi [Member]
Related Party Transaction [Line Items]
Amount paid to related party																$ 154,000	€ 140,000	39,000	€ 35,000
Agreement additional renewal term							1 year	1 year			1 year	1 year
Agreement expiration date																Sep. 30, 2017	Sep. 30, 2017
Agreement beginning date		Jan. 01, 2016									Aug. 01, 2009	Aug. 01, 2009
Related party expenses						$ 12,500	$ 13,310	SFr 13,000			$ 10,324	CAD 13,700
Amount paid																$ 16,666
Prime Investments S.A. [Member]
Related Party Transaction [Line Items]
Purchase price of diamonds																		$ 500,000		$ 200,000		$ 0
Ownership percentage																		15.00%
Regaluxe [Member]
Related Party Transaction [Line Items]
Related party expenses																$ 178,000		$ 201,000				241,000
Regaluxe [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Related party expenses																						$ 260,000	$ 250,000